POOL REVENUES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues [Abstract]
Pool earnings allocated on a net basis	$ 0	$ 35.9	$ 43.2